STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows From Operating Activities:
Net loss	$ (11,330)	$ (864)	$ (1,068)	$ (532)
Changes in operating assets and liabilities:
Accrued Liabilities	3,000
Prepaid expenses	(204)	47	(6)	(266)
Net cash (used in) operating activities	(8,534)	(816)	(1,074)	(798)
Cash Flows From Investing Activities:
Net cash provided by (used in) investing activities
Cash Flows From Financing Activities:
Proceeds from related party loans	8,534	816	1,074	798
Net cash provided by financing activities	8,534	816	1,074	798
Net Increase (Decrease) In Cash
Cash At The Beginning Of The Period
Cash At The End Of The Period